UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number_811-09086

TD ASSET MANAGEMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:_646-828-3653

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 36.5%
BANKS — 8.4%
Australia & New Zealand Banking Group
0.44%, 5/6/16	$25,000,000	$24,970,972
Caisse Centrale Desjardins
0.43%, 2/9/16 (A)	49,000,000	48,995,376
0.30%, 2/11/16 (A)	25,000,000	24,997,917
0.40%, 3/1/16 (A)	26,000,000	25,991,622
Commonwealth Bank of Australia
0.63%, 6/6/16 (A)	25,000,000	24,944,875
0.37%, 3/2/16	25,000,000	24,992,292
0.55%, 4/13/16	24,000,000	23,973,840
National Australia Bank
0.39%, 4/5/16 (A)	50,000,000	49,965,333
		248,832,227
DOMESTIC/FOREIGN BANK SUPPORTED — 0.8%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.29%, 2/16/16 (A)	25,000,000	24,996,979

INDUSTRIAL & OTHER COMMERCIAL PAPER — 27.3%
Ascension Health
0.45%, 2/17/16	20,000,000	19,996,000
CDP Financial
0.35%, 2/19/16	33,000,000	32,994,225
0.66%, 5/16/16	25,000,000	24,951,875
0.80%, 7/8/16	16,000,000	15,943,822
Export Development Canada
0.64%, 6/21/16	25,000,000	24,937,333
Harvard University
0.30%, 2/23/16	28,347,000	28,341,806
Johnson & Johnson
0.30%, 2/8/16	25,000,000	24,998,542
0.30%, 2/25/16	48,000,000	47,990,400
0.33%, 3/3/16	30,000,000	29,991,475
Northwestern University
0.32%, 2/11/16	29,000,000	28,997,422
0.35%, 2/25/16	27,000,000	26,993,700
Ontario Teacher Financial Trust
0.38%, 2/22/16	28,000,000	27,993,793
0.60%, 3/28/16	39,000,000	38,963,600
0.62%, 4/20/16	49,400,000	49,332,789
0.70%, 5/11/16	25,000,000	24,951,389
Province of British Columbia
0.47%, 3/16/16	26,000,000	25,985,065
PSP Capital
0.28%, 2/2/16	26,000,000	25,999,798
0.47%, 2/10/16	24,000,000	23,997,180
0.29%, 2/11/16	25,000,000	24,997,986
0.38%, 3/2/16	27,000,000	26,991,450
Total Capital Canada Ltd.
0.55%, 4/14/16	24,000,000	23,973,477
Trinity Health
0.39%, 2/2/16	20,000,000	19,999,783
University of California
0.33%, 2/17/16	26,000,000	25,996,187
0.20%, 2/18/16	47,000,000	46,995,563
University of Virginia
0.32%, 2/10/16	9,000,000	8,999,280
Yale University
0.35%, 2/8/16	52,750,000	52,746,411
0.19%, 2/17/16	30,000,000	29,997,468
0.18%, 2/19/16	25,545,000	25,542,702
		809,600,521
TOTAL COMMERCIAL PAPER		1,083,429,727
CORPORATE OBLIGATIONS — 14.6%
BANKS — 9.9%
Bank of Montreal MTN
1.30%, 7/15/16	3,250,000	3,257,715
1.14%, 7/15/16 (B)	26,000,000	26,045,033
0.72%, 9/16/16 (B)	25,000,000	25,000,000
Bank of New York Mellon MTN
0.70%, 3/4/16	11,155,000	11,156,990
Bank of Nova Scotia
2.90%, 3/29/16	29,000,000	29,109,252
1.38%, 7/15/16	35,000,000	35,112,993
Canadian Imperial Bank of Commerce
0.39%, 5/13/16 (B)	19,000,000	19,003,257
1.14%, 7/18/16 (B)	9,825,000	9,842,145
Commonwealth Bank of Australia
3.25%, 3/17/16 (A)	7,500,000	7,526,286
International Bank for Reconstruction & Development MTN
2.13%, 3/15/16	6,500,000	6,512,196
5.00%, 4/1/16	48,000,000	48,360,990
Royal Bank of Canada MTN
0.85%, 3/8/16	8,547,000	8,549,479
0.98%, 3/9/16 (B)	25,000,000	25,010,697
2.88%, 4/19/16	11,235,000	11,290,337
2.30%, 7/20/16	27,100,000	27,298,337
		293,075,707
CONSUMER STAPLES — 0.1%
Wal-Mart Stores
0.60%, 4/11/16	4,000,000	4,001,623

DOMESTIC/FOREIGN BANK SUPPORTED — 0.9%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.42%, 2/2/43 (B)	26,585,000	26,585,000
PCP Investors (LOC: Wells Fargo Bank, N.A.)
0.42%, 12/1/24 (B)	1,075,000	1,075,000
		27,660,000
FINANCIALS — 2.4%
Australia & New Zealand Banking Group
0.90%, 2/12/16	41,000,000	41,005,205
Bank of Nova Scotia
0.78%, 2/1/16 (B)	25,000,000	25,000,000
Partisan Property
0.87%, 12/8/16 (B)	3,353,300	3,353,300
Royal Bank of Canada MTN
0.16%, 9/1/44	1,600,000	1,605,108
		70,963,613

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INFORMATION TECHNOLOGY — 1.3%
Apple
0.45%, 5/3/16	$39,700,000	$39,706,016

TOTAL CORPORATE OBLIGATIONS		435,406,959
MUNICIPAL OBLIGATIONS — 14.4%
Baton Rouge Parish, Exxon Project, AMT, RB
0.01%, 2/1/16 (C)	9,000,000	9,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.01%, 2/4/16 (C)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/3/16 (C)	20,000,000	20,000,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/1/16 (C)	2,500,000	2,500,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/1/16 (C)	1,000,000	1,000,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.02%, 2/3/16 (C) (D)	1,845,000	1,845,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.01%, 2/3/16 (C)	3,000,000	3,000,000
Jackson County Mississippi, Port Facility Revenue Adjusted Refunding, Chevron USA Incorporate Project, RB
0.01%, 2/1/16 (C)	10,600,000	10,600,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.42%, 2/4/16 (C)	1,416,000	1,416,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.01%, 2/1/16 (C)	3,400,000	3,400,000
Lower Neches Valley Authority, IDC, RB
0.01%, 2/1/16 (C)	900,000	900,000
Massachusetts Port Authority, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.39%, 2/3/16 (A) (C)	5,400,000	5,400,000
Michigan State University, Board of Trustee, TECP
0.37%, 3/17/16	9,000,000	9,000,000
0.38%, 3/22/16	27,000,000	27,000,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.38%, 2/4/16 (C)	17,000,000	17,000,000
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.01%, 2/1/16 (C)	8,200,000	8,200,000
Mississippi State, Business Financial, Chevron USA Project, Ser A, RB
0.01%, 2/1/16 (C)	6,825,000	6,825,000
Mississippi State, Business Financial, Chevron USA Project, Ser D, RB
0.01%, 2/1/16 (C)	4,840,000	4,840,000
Mississippi State, Business Financial, Chevron USA Project, Ser E, RB
0.01%, 2/1/16 (C)	7,300,000	7,300,000
Mississippi State, Business Financial, Chevron USA Project, Ser G, RB
0.01%, 2/1/16 (C)	7,845,000	7,845,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/3/16 (C)	6,000,000	6,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/4/16 (C)	16,090,000	16,090,000
NYS, HFA, Maestro West Chelsea Housing Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.37%, 2/3/16 (C)	15,000,000	15,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/3/16 (C)	5,000,000	5,000,000
Philadelphia, TECP
0.60%, 4/6/16	7,000,000	7,000,000
Princeton University, TECP
0.18%, 2/17/16	4,000,000	4,000,000
Providence Health & Services, TECP
0.40%, 3/15/16	43,000,000	43,000,000
0.37%, 3/17/16	26,000,000	26,000,000
0.38%, 3/23/16	32,000,000	32,000,000
San Francisco, Public Utilities Commission, TECP
0.44%, 3/30/16	28,100,000	28,100,000
University of California, Ser Z-1, RB
0.37%, 2/4/16 (C)	16,520,000	16,520,000
University of California, Ser Z-2, RB
0.35%, 2/4/16 (C)	9,100,000	9,100,000
University of Minnesota, TECP
0.19%, 2/3/16	14,000,000	14,000,000
0.33%, 2/23/16	29,620,000	29,620,000
0.37%, 3/17/16	9,000,000	9,000,000
University of Texas, Financing System Project, Ser B, RB
0.01%, 2/4/16 (C)	14,215,000	14,215,000
TOTAL MUNICIPAL OBLIGATIONS		425,716,000
CERTIFICATES OF DEPOSIT — 10.7%
Australia & New Zealand Banking Group NY
0.30%, 4/14/16	25,000,000	25,000,000
Bank of Montreal
0.64%, 2/1/16	24,000,000	24,001,353
Canadian Imperial Bank of Commerce
0.93%, 10/31/16	29,000,000	29,000,000
1.08%, 12/13/16	24,500,000	24,502,129
National Bank of Canada NY
0.63%, 2/13/16	28,500,000	28,503,244
0.47%, 2/24/16	24,000,000	24,000,000
0.71%, 6/1/16	25,000,000	24,996,598
0.59%, 6/3/16	28,000,000	28,000,952
Royal Bank of Canada NY
0.87%, 4/14/16	28,000,000	28,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
US Bank of Cincinnati N.A.
0.54%, 4/21/16	$24,000,000	$24,000,000
0.73%, 7/21/16	34,000,000	34,000,000
Westpac Banking Corp.
0.64%, 5/31/16	24,000,000	24,000,000
TOTAL CERTIFICATES OF DEPOSIT		318,004,276
U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bills
0.13%, 2/4/16 (E)	25,000,000	24,999,729
0.25%, 2/18/16 (E)	70,000,000	69,991,704

U.S. Treasury Bond
0.24%, 4/14/16	45,000,000	44,995,741

TOTAL U.S. TREASURY OBLIGATIONS		139,987,174
REGIONAL GOVERNMENT OBLIGATIONS — 5.0%
Export Development Canada
0.63%, 12/15/16	1,000,000	998,390
Hydro-Quebec
2.00%, 6/30/16	35,650,000	35,852,322
Province of British Columbia
2.10%, 5/18/16	52,045,000	52,295,610
Province of Manitoba Canada
4.90%, 12/6/16	4,468,000	4,614,569
Province of Ontario Canada
2.30%, 5/10/16	27,000,000	27,128,870
1.00%, 7/22/16	7,000,000	7,010,245
1.60%, 9/21/16	2,000,000	2,008,655
Province of Quebec Canada
5.13%, 11/14/16	16,306,000	16,845,682
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		146,754,343
U.S. GOVERNMENT AGENCY OBLIGATION — 2.5%
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 2.5%
0.29%, 2/29/16 (E)	75,000,000	74,983,375

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		74,983,375
REPURCHASE AGREEMENTS — 11.5%
Counterparty: Bank of Nova Scotia 0.35% dated 1/29/16, due 2/1/16 in the amount of $280,831,191, fully collateralized by various U.S. Government and Treasury Obligations, par value $188,311-$57,203,100, coupon range 0.13%-6.63%, maturity range 7/26/16-11/15/43 value $286,447,899.	280,823,000	280,823,000
Counterparty: RBC Capital Markets 0.29% dated 1/29/16, due 2/1/16 in the amount of $60,001,450, fully collateralized by U.S. Treasury Obligations, par value $10,172,200-$40,431,800, coupon range 0.88%-1.38%, maturity range 12/31/16-9/30/18 value $61,200,027.	60,000,000	60,000,000
TOTAL REPURCHASE AGREEMENTS		340,823,000

TOTAL INVESTMENTS
(Cost $2,965,104,854) † — 99.9%		2,965,104,854
OTHER ASSETS AND LIABILITIES, NET — 0.1%		2,500,398
NET ASSETS — 100.0%		$2,967,605,252

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2016, these securities amounted to $212,818,388 or 7.17% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on January 31, 2016. Date shown represents the final maturity date.
(C)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.
(D)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(E)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax

EFA — Education Facilities Authority

GO — General Obligation

GTY — Guarantee

HFA — Housing Finance Agency

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

MTN — Medium Term Note

N.A. — National Association

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of January 31, 2016, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 69.2%
FANNIE MAE — 5.4%
5.00%, 3/15/16 (A)	$12,092,000	$12,159,480
2.25%, 3/15/16 (A)	16,750,000	16,789,125
0.50%, 3/30/16 (A)	10,000,000	10,002,492
2.38%, 4/11/16 (A)	21,000,000	21,084,573
		60,035,670
FANNIE MAE, DISCOUNT NOTE — 4.7%
0.18%, 2/10/16 (A) (B)	8,750,000	8,749,617
0.30%, 2/17/16 (A) (B)	10,000,000	9,998,667
0.28%, 5/4/16 (A) (B)	14,167,000	14,156,935
0.37%, 5/11/16 (A) (B)	12,500,000	12,487,153
0.58%, 8/15/16 (A) (B)	6,745,000	6,723,701
		52,116,073
FEDERAL FARM CREDIT BANK — 1.4%
0.45%, 12/14/16 (C)	15,000,000	14,999,337

FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 10.5%
0.26%, 2/1/16 (B)	45,000,000	45,000,000
0.20%, 2/2/16 (B)	12,500,000	12,499,930
0.32%, 5/4/16 (B)	30,000,000	29,975,200
0.38%, 6/7/16 (B)	15,000,000	14,979,892
0.57%, 8/2/16 (B)	15,000,000	14,956,538
		117,411,560
FEDERAL HOME LOAN BANK — 6.4%
0.40%, 5/12/16 (C)	25,000,000	25,000,000
0.49%, 9/23/16 (C)	25,000,000	25,000,000
0.51%, 10/19/16 (C)	20,000,000	20,000,000
		70,000,000
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 21.6%
0.18%, 2/16/16 (B)	35,000,000	34,997,375
0.23%, 2/19/16 (B)	25,000,000	24,997,125
0.29%, 2/29/16 (B)	60,000,000	59,986,700
0.24%, 3/2/16 (B)	30,000,000	29,994,000
0.17%, 3/7/16 (B)	25,000,000	24,995,868
0.54%, 6/21/16 (B)	25,000,000	24,947,125
0.54%, 6/28/16 (B)	25,000,000	24,944,500
0.58%, 7/20/16 (B)	15,000,000	14,958,917
		239,821,610
FREDDIE MAC — 0.3%
0.50%, 5/13/16 (A)	1,000,000	1,000,265
2.50%, 5/27/16 (A)	700,000	704,206
2.00%, 8/25/16 (A)	849,000	856,133
		2,560,604
FREDDIE MAC, DISCOUNT NOTE — 18.9%
0.17%, 2/4/16 (A) (B)	30,000,000	29,999,575
0.12%, 2/9/16 (A) (B)	150,000	149,996
0.13%, 2/10/16 (A) (B)	7,000,000	6,999,772
0.18%, 2/19/16 (A) (B)	35,000,000	34,996,937
0.21%, 2/25/16 (A) (B)	2,500,000	2,499,650
0.23%, 3/18/16 (A) (B)	15,000,000	14,995,592
0.27%, 4/5/16 (A) (B)	25,000,000	24,988,000
0.32%, 4/6/16 (A) (B)	25,000,000	24,985,556
0.91%, 5/6/16 (A) (B)	15,000,000	14,984,563
0.40%, 6/3/16 (A) (B)	25,000,000	24,965,833
0.50%, 7/7/16 (A) (B)	30,000,000	29,934,583
		209,500,057
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		766,444,911
U.S. TREASURY OBLIGATIONS — 11.3%
U.S. Treasury Bills
0.13%, 2/4/16 (B)	50,000,000	49,999,458
0.25%, 2/18/16 (B)	75,000,000	74,991,111
TOTAL U.S. TREASURY OBLIGATIONS		124,990,569
COMMERCIAL PAPER — 4.7%
Army & Air Force
0.37%, 2/24/16	12,500,000	12,497,045
0.38%, 3/1/16	40,000,000	39,987,756
		52,484,801
TOTAL COMMERCIAL PAPER		52,484,801
REPURCHASE AGREEMENTS — 14.8%
Counterparty: Bank of Nova Scotia 0.35% dated 1/29/16, due 2/1/16 in the amount of $128,282,741, fully collateralized by U.S. Government Obligations, par value $47,000 - $25,000,000, coupon range 0.00%- 5.36%, maturity range 3/1/16-4/8/20 value $130,848,449	128,279,000	128,279,000
Counterparty: RBC Capital Markets 0.29% dated 1/29/16, due 2/1/16 in the amount of $35,000,845, fully collateralized by U.S. Treasury Obligations, par value $7,690,600 - $14,868,271, coupon range 0.88%- 2.75%, maturity range 12/31/14- 2/15/24 value $35,700,007	35,000,000	35,000,000
TOTAL REPURCHASE AGREEMENTS		163,279,000

TOTAL INVESTMENTS
(Cost $1,107,199,281) † — 100.0%		1,107,199,281
OTHER ASSETS AND LIABILITIES, NET — 0.0%		142,682
NET ASSETS — 100.0%		$1,107,341,963

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2016. Date shown represents the final maturity date.

As of January 31, 2016, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.7%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.06%, 2/4/16 (A)	$4,650,000	$4,650,000

ARIZONA — 1.3%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/1/16 (A)	12,870,000	12,870,000

CALIFORNIA — 17.4%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.01%, 2/4/16 (A)	27,700,000	27,700,000
California State, GO
2.00%, 8/1/16	17,300,000	17,453,630
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.01%, 2/3/16 (A)	5,000,000	5,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.01%, 2/3/16 (A)	5,000,000	5,000,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.01%, 2/1/16 (A)	7,300,000	7,300,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/1/16 (A)	7,200,000	7,200,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.01%, 2/1/16 (A)	3,000,000	3,000,000
California State, TECP
0.05%, 2/4/16	28,500,000	28,500,000
California Statewide, Community Development Authority, Ser B, RB
0.07%, 2/4/16 (A)	12,000,000	12,000,000
Metropolitan Water District of Southern California, Ser E, RB
0.09%, 2/4/16 (A)	6,000,000	6,000,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.01%, 2/3/16 (A)	10,160,000	10,160,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/3/16 (A)	6,800,000	6,800,000
San Jose, Finance Authority, TECP
0.06%, 2/16/16	8,808,000	8,808,000
University of California, Ser AL-2, RB
0.01%, 2/4/16 (A)	27,500,000	27,500,000
		172,421,630
COLORADO — 0.3%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.11%, 2/4/16 (A)	865,000	865,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.06%, 2/4/16 (A)	1,755,000	1,755,000
		2,620,000
CONNECTICUT — 0.3%
Connecticut State, HEFA, Yale University Project, Ser U, RB
0.01%, 2/3/16 (A)	3,050,000	3,050,000

FLORIDA — 0.8%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/3/16 (A)(B)	6,425,000	6,425,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/3/16 (A)(B)	2,100,000	2,100,000
		8,525,000
GEORGIA — 5.8%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 2/4/16 (A)	3,200,000	3,200,000
Georgia State, Ser A, GO
5.00%, 7/1/16	8,325,000	8,490,394
Main Street Natural Gas Inc., Sub-Ser A1-REMK, RB
0.07%, 2/4/16 (A)	10,285,000	10,285,000
Main Street Natural Gas Inc., Sub-Ser A2-REMK, RB
0.07%, 2/4/16 (A)	19,900,000	19,900,000
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.01%, 2/3/16 (A)	16,200,000	16,200,000
		58,075,394
IDAHO — 0.5%
Idaho State, TRAN
2.00%, 6/30/16	5,000,000	5,034,932

ILLINOIS — 5.7%
Illinois State, EFA, TECP
0.10%, 4/7/16	16,775,000	16,775,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.01%, 2/4/16 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 2/4/16 (A)	3,700,000	3,700,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.01%, 2/4/16 (A)	$5,000,000	$5,000,000
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.01%, 2/3/16 (A)	16,300,000	16,300,000
Illinois State, Finance Authority, Riverside Health System Project, RB
0.01%, 2/4/16 (A)	1,960,000	1,960,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.01%, 2/4/16 (A)	3,600,000	3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 2/4/16 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 2/3/16 (A)	3,630,000	3,630,000
		54,865,000
INDIANA — 0.6%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.12%, 2/4/16 (A)	75,000	75,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.01%, 2/4/16 (A)	2,700,000	2,700,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/3/16 (A)	2,900,000	2,900,000
		5,675,000
IOWA — 1.1%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 2/4/16 (A)	5,895,000	5,895,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 2/4/16 (A)	700,000	700,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/4/16 (A)	3,990,000	3,990,000
		10,585,000
KENTUCKY — 0.9%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/3/16 (A)	7,500,000	7,500,000
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.02%, 2/5/16 (A)	1,500,000	1,500,000
		9,000,000
MARYLAND — 3.0%
Johns Hopkins University, TRAN
0.05%, 3/2/16	2,008,000	2,008,000
0.06%, 3/3/16	13,500,000	13,500,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.13%, 3/1/16 (A)	14,000,000	14,000,000
		29,508,000
MASSACHUSETTS — 7.7%
Boston, Water and Sewer System, TECP
0.12%, 5/17/16	5,750,000	5,750,000
Commonwealth of Massachusetts, Ser A, GO
2.00%, 4/27/16	4,800,000	4,821,207
Commonwealth of Massachusetts, Ser B, GO
2.00%, 5/25/16	29,800,000	29,971,424
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.01%, 2/1/16 (A)	9,015,000	9,015,000
Massachusetts State, HEFA, TECP
0.01%, 2/3/16	12,381,000	12,381,000
0.04%, 4/5/16	8,951,000	8,951,000
Massachusetts State, Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.02%, 2/3/16 (A) (C)	5,000,000	5,000,000
		75,889,631
MICHIGAN — 4.1%
Michigan State University, RB
0.01%, 2/3/16 (A)	9,500,000	9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.13%, 3/1/16 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.03%, 2/4/16 (A)	7,890,000	7,890,000
Michigan State, Hospital Financing Authority, TECP
0.09%, 4/5/16	1,000,000	1,000,000
University of Michigan, TECP
0.03%, 2/5/16	12,000,000	12,000,000
University of Michigan, Ser D-1, RB
0.01%, 2/1/16 (A)	2,550,000	2,550,000
University of Michigan, Ser D-2, RB
0.01%, 2/4/16 (A)	4,840,000	4,840,000
		39,630,000
MINNESOTA — 4.9%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.01%, 2/4/16 (A)	10,750,000	10,750,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.01%, 2/3/16 (A)	$8,000,000	$8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/4/16 (A)	23,985,000	23,985,000
University of Minnesota, TECP
0.02%, 2/3/16	3,000,000	3,000,000
0.05%, 4/4/16	2,500,000	2,500,000
		48,235,000
MISSISSIPPI — 2.9%
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
0.01%, 2/1/16 (A)	500,000	500,000
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.01%, 2/1/16 (A)	4,600,000	4,600,000
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.01%, 2/1/16 (A)	2,215,000	2,215,000
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
0.01%, 2/1/16 (A)	13,155,000	13,155,000
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
0.01%, 2/1/16 (A)	7,500,000	7,500,000
Mississippi State, Business Finance, Ser C, RB
0.01%, 2/1/16 (A)	800,000	800,000
		28,770,000
MISSOURI — 3.6%
Board of Curators of the University of Missouri, TECP
0.04%, 4/4/16	13,000,000	13,000,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.01%, 2/3/16 (A)	6,500,000	6,500,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.01%, 2/3/16 (A)	16,000,000	16,000,000
		35,500,000
MULTI-STATE — 0.5%
Freddie Mac, MFC, Ser M031, RB
0.02%, 2/4/16 (A)	4,615,000	4,615,000

NEVADA — 0.6%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/3/16 (A)	5,900,000	5,900,000

NEW MEXICO — 4.4%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/4/16 (A)	16,000,000	16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/4/16 (A)	28,100,000	28,100,000
		44,100,000
NEW YORK — 6.8%
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/3/16 (A)	4,000,000	4,000,000
MTA, Sub-Ser E-1, RB, (LOC: U.S. Bank, N.A.)
0.01%, 2/1/16 (A)	4,500,000	4,500,000
MTA, Sub-Ser E-5, RB, (LOC: U.S. Bank, N.A.)
0.01%, 2/1/16 (A)	3,000,000	3,000,000
NYC, Ser G, GO
5.00%, 8/1/16	3,000,000	3,070,934
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.01%, 2/1/16 (A)	7,800,000	7,800,000
NYS, Dormitory Authority, Ser E, RB
5.00%, 2/15/16	2,870,000	2,875,260
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.01%, 2/3/16 (A)	11,700,000	11,700,000
NYS, Power Authority, RB, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.14%, 3/1/16	9,835,000	9,835,000
NYS, Power Authority, Ser A, RB, (LIQ: Bank of Nova Scotia)
0.14%, 3/1/16 (A)	3,970,000	3,970,000
NYS, Urban Development Corporation, Ser C, RB
5.00%, 3/15/16	6,500,000	6,536,689
Port Authority of New Jersey and New York, TECP
0.07%, 3/9/16	9,230,000	9,230,000
		66,517,883
OHIO — 1.8%
Franklin County, Health Care Facilities, RB
3.00%, 5/15/16	1,500,000	1,511,321
Franklin County, Ohio Health Corp Project, Ser C, RB
0.05%, 2/4/16 (A)	11,000,000	11,000,000
Ohio State, Ser K, GO
5.00%, 5/1/16	4,350,000	4,401,286
State of Ohio, Ser L, GO
5.00%, 5/1/16	900,000	910,505
		17,823,112
OREGON — 3.0%
Oregon State, Ser A, TRAN
2.00%, 9/15/16	25,000,000	25,271,914

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
State of Oregon, Ser 9, GO
0.01%, 2/4/16 (A)	$3,630,000	$3,630,000
		28,901,914
PENNSYLVANIA — 4.9%
Pennsylvania State University, Ser B, RB
0.29%, 6/1/16 (A)	14,000,000	14,000,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.01%, 2/3/16 (A)	28,200,000	28,200,000
University of Pittsburgh, TECP
0.05%, 2/16/16	6,000,000	6,000,000
		48,200,000
RHODE ISLAND — 0.6%
Rhode Island, Industrial Facilities, Exxon Mobil Project, RB
0.01%, 2/1/16 (A)	6,300,000	6,300,000

TEXAS — 8.9%
County of Harris Texas, Ser B, GO
4.00%, 10/1/16	4,000,000	4,098,702
Dallas Area Rapid Transit, TECP
0.04%, 3/2/16	9,000,000	9,000,000
Dallas Area Transit Authority, TECP
0.08%, 3/15/16	9,000,000	9,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.01%, 2/1/16 (A)	1,100,000	1,100,000
Harris County, IDC, Exxon Project, AMT, RB
0.01%, 2/1/16 (A)	4,200,000	4,200,000
Houston, TRAN
1.00%, 6/30/16	9,500,000	9,527,639
2.00%, 6/30/16	5,000,000	5,035,027
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.01%, 2/1/16 (A)	5,785,000	5,785,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.01%, 2/1/16 (A)	1,200,000	1,200,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.01%, 2/1/16 (A)	2,200,000	2,200,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.01%, 2/3/16 (A)	3,000,000	3,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/16 (A)(B)	5,400,000	5,400,000
University of Texas, Financing System Project, Ser B, RB
0.01%, 2/4/16 (A)	7,850,000	7,850,000
University of Texas, Permanent University Funding System, Ser A, RB
0.01%, 2/4/16 (A)	4,800,000	4,800,000
University of Texas, TECP
0.04%, 3/4/16	10,000,000	10,000,000
University of Texas, TECP
0.05%, 4/5/16	6,902,000	6,902,000
		89,098,368
UTAH — 1.1%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.03%, 2/4/16 (A)	10,665,000	10,665,000

VIRGINIA — 0.8%
Norfolk, IDA, TECP
0.04%, 2/3/16	4,200,000	4,200,000
University of Virginia, TECP
0.01%, 2/3/16	1,200,000	1,200,000
0.02%, 2/24/16	2,700,000	2,700,000
		8,100,000
WASHINGTON — 2.9%
Olympia, Economic Development, Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.17%, 2/4/16 (A)	700,000	700,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.06%, 2/4/16 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/16 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/16 (A)(B)	6,200,000	6,200,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/16 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/16 (A)(B)	2,000,000	2,000,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/16 (A)(B)	4,620,000	4,620,000
		29,305,000
WISCONSIN — 2.0%
Wisconsin State, TECP
0.05%, 2/4/16	2,488,000	2,488,000
0.05%, 2/2/16	16,300,000	16,300,000
		18,788,000
WYOMING — 0.0%
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.01%, 2/1/16 (A)	500,000	500,000

TOTAL MUNICIPAL OBLIGATIONS		983,718,864

TOTAL INVESTMENTS
(Cost $983,718,864) † — 99.7%		983,718,864
OTHER ASSETS AND LIABILITIES, NET — 0.3%		2,586,605
NET ASSETS — 100.0%		$986,305,469

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2016, these securities amounted to $5,000,000 or 0.51% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

DFA — Developmental Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

As of January 31, 2016, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 98.9%
CALIFORNIA — 98.9%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/16 (A) (B)	$6,600,000	$6,600,000
Bay Area Toll Authority, Ser G1, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/4/16 (B)	5,000,000	5,000,000
California State University, TECP
0.06%, 3/3/16	4,241,000	4,241,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.01%, 2/4/16 (B)	16,700,000	16,700,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.01%, 2/3/16 (B)	3,400,000	3,400,000
California State, GO
2.00%, 8/1/16	7,700,000	7,768,379
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/3/16 (B)	11,100,000	11,100,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.01%, 2/3/16 (B)	5,800,000	5,800,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser B, RB, (LOC: Bank of Montreal)
0.01%, 2/3/16 (B)	6,725,000	6,725,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.01%, 2/3/16 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.01%, 2/3/16 (B)	13,500,000	13,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 2/4/16 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.01%, 2/3/16 (B)	11,310,000	11,310,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/1/16 (B)	4,960,000	4,960,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 2/1/16 (B)	3,200,000	3,200,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/3/16 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.01%, 2/3/16 (B)	6,500,000	6,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.07%, 2/4/16	6,650,000	6,650,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.01%, 2/1/16 (B)	300,000	300,000
California State, MFA, Chevron USA Recovery Project, Ser A, RB
0.01%, 2/1/16 (B)	615,000	615,000
California State, MFA, Chevron USA Recovery Project, Ser B, RB
0.01%, 2/1/16 (B)	4,500,000	4,500,000
California State, MFA, Chevron USA Recovery Project, Ser C, RB
0.01%, 2/1/16 (B)	5,145,000	5,145,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.01%, 2/1/16 (B)	6,000,000	6,000,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/4/16 (B)	3,100,000	3,100,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/4/16 (B)	1,600,000	1,600,000
California State, PCFA, Exxon Mobile Project, AMT, RB
0.01%, 2/1/16 (B)	5,000,000	5,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/1/16 (B)	3,800,000	3,800,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.01%, 2/1/16 (B)	7,000,000	7,000,000
California Statewide, Community Development Authority, 3.94, AMT, RB, (LOC: Citigroup)
0.02%, 2/4/16 (B)	3,030,000	3,030,000
California Statewide, Community Development Authority, Chevron USA Recovery Project, RB
0.01%, 2/1/16 (B)	3,630,000	3,630,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.02%, 2/4/16 (A) (B)	9,500,000	9,500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California Statewide, Community Development Authority, Pavilion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/16 (A) (B)	$3,600,000	$3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 2/4/16 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, Ser B, RB
0.07%, 2/4/16 (B)	18,000,000	18,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.01%, 2/1/16 (B)	6,220,000	6,220,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser A, SAB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/1/16 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/16 (A) (B)	6,800,000	6,800,000
Los Angeles County, TECP
0.05%, 2/4/16	8,300,000	8,300,000
Los Angeles County, TECP
0.04%, 2/9/16	1,600,000	1,600,000
0.04%, 4/1/16	1,875,000	1,875,000
Los Angeles County, TRAN
5.00%, 6/30/16	15,000,000	15,288,678
Los Angeles, TRAN
2.00%, 6/30/16	10,000,000	10,068,781
Metropolitan Water District of Southern California, Ser C, RB
5.00%, 7/1/16	3,705,000	3,777,218
Metropolitan Water District of Southern California, Ser E, RB
0.09%, 2/4/16 (B)	15,000,000	15,000,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.01%, 2/3/16 (B)	10,800,000	10,800,000
Port of Oakland, TECP
0.16%, 5/3/16	6,480,000	6,480,000
0.15%, 5/5/16	6,695,000	6,695,000
Riverside County, TRAN
2.00%, 6/30/16	10,000,000	10,069,863
Sacramento, Municipal Utility District, Ser M, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/4/16 (B)	14,700,000	14,700,000
San Diego County, COP, (LOC: Northern Trust Company)
0.01%, 2/4/16 (B)	1,650,000	1,650,000
San Diego, Unified School District, Ser A, TRAN
2.00%, 6/30/16	5,000,000	5,035,297
San Diego, Unified School District, Ser F, TECP
5.00%, 7/1/16	8,850,000	9,025,840
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/3/16 (B)	6,900,000	6,900,000
San Francisco City & County, TECP
0.07%, 5/2/16	6,665,000	6,665,000
San Jose, Finance Authority, TECP
0.06%, 2/16/16	5,000,000	5,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/3/16 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/4/16 (B)	1,275,000	1,275,000
Southern California Public Power Authority, Magnolia Power Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/3/16 (B)	7,500,000	7,500,000
University of California, Ser AL-1, RB
0.01%, 2/4/16 (B)	1,500,000	1,500,000
University of California, Ser AL-2, RB
0.01%, 2/4/16 (B)	11,500,000	11,500,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/3/16 (B)	7,300,000	7,300,000
TOTAL MUNICIPAL OBLIGATIONS		403,462,056

TOTAL INVESTMENTS
(Cost $403,462,056) † — 98.9%		403,462,056
OTHER ASSETS AND LIABILITIES, NET — 1.1%		4,526,042
NET ASSETS — 100.0%		$407,988,098

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

LOC — Letter of Credit

MFA — Municipal Finance Authority

N.A. — National Association

RB — Revenue Bond

PCFA — Pollution Control Financing Authority

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax and Revenue Anticipation Note

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

As of January 31, 2016, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 96.1%

NEW YORK — 96.1%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 2/4/16 (A) (B)	$6,520,000	$6,520,000
Geneva, HFA, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.03%, 2/4/16 (B)	1,675,000	1,675,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/3/16 (B)	9,000,000	9,000,000
MTA, Sub-Ser E-1, RB, (LOC: U.S. Bank, N.A.)
0.01%, 2/1/16 (B)	1,000,000	1,000,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.01%, 2/3/16 (B)	1,300,000	1,300,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/5/16 (B)	8,400,000	8,400,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.01%, 2/3/16 (A) (B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.01%, 2/3/16 (A) (B)	7,800,000	7,800,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.01%, 2/3/16 (A) (B)	5,000,000	5,000,000
NYC, IDA, USA Waste Services, Ser DD-2, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/4/16 (B)	1,400,000	1,400,000
NYC, Ser H-1, GO
0.01%, 2/1/16 (B)	1,000,000	1,000,000
NYC, Ser I, GO
5.00%, 8/1/16	3,590,000	3,674,885
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.01%, 2/1/16 (B)	5,800,000	5,800,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.01%, 2/1/16 (B)	1,500,000	1,500,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/3/16 (B)	2,800,000	2,800,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
0.01%, 2/1/16 (B)	1,000,000	1,000,000
NYC, Trust for Cultural Resources, Ser 2014, RB
0.02%, 2/3/16 (B)	6,000,000	6,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 2/1/16 (B)	9,100,000	9,100,000
NYC, Water & Sewer System, Ser B-4, RB
0.01%, 2/1/16 (B)	500,000	500,000
NYC, Water & Sewer System, Ser DD-2, RB
0.01%, 2/1/16 (B)	500,000	500,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.01%, 2/3/16 (B)	3,500,000	3,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.01%, 2/4/16 (B)	7,525,000	7,525,000
NYS, Dormitory Authority, Ser A, RB
0.01%, 2/4/16 (B)	2,000,000	2,000,000
NYS, Dormitory Authority, Ser B, RB
0.01%, 2/4/16 (B)	2,000,000	2,000,000
NYS, Dormitory Authority, Ser E, RB
5.00%, 2/15/16	3,750,000	3,756,925
NYS, Dormitory Authority, TECP
0.08%, 4/7/16	9,000,000	9,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.01%, 2/3/16 (B)	10,000,000	10,000,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.01%, 2/3/16 (A) (B)	6,000,000	6,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 2/3/16 (A) (B)	5,000,000	5,000,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.01%, 2/3/16 (A) (B)	1,000,000	1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.02%, 2/3/16 (A) (B)	5,000,000	5,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.01%, 2/3/16 (A) (B)	4,850,000	4,850,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.01%, 2/3/16 (A) (B)	5,000,000	5,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/3/16 (B)	9,400,000	9,400,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.01%, 2/3/16 (A) (B)	2,600,000	2,600,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.01%, 2/3/16 (A) (B)	3,000,000	3,000,000
NYS, Power Authority, Ser A, RB, (LIQ: Bank of Nova Scotia)
0.14%, 3/1/16 (B)	9,000,000	9,000,000
NYS, Urban Development Corporation, Ser A, RB
5.00%, 3/15/16	2,530,000	2,544,280
NYS, Urban Development Corporation, Ser C, RB
5.00%, 3/15/16	4,500,000	4,525,400
Port Authority of New Jersey and New York, TECP
0.07%, 3/9/16	4,000,000	4,000,000
0.08%, 4/5/16	7,030,000	7,030,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Tompkins County, IDA, Ser A, RB
5.00%, 7/1/16	$1,460,000	$1,488,568
Triborough Bridge & Tunnel Authority, Ser A, RB
4.00%, 11/15/16	7,530,000	7,744,933
Triborough Bridge & Tunnel Authority, Ser B, RB
2.00%, 11/15/16	1,125,000	1,139,833
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/3/16 (B)	960,000	960,000
Triborough Bridge & Tunnel Authority, Ser B-3, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/1/16 (B)	400,000	400,000
TOTAL MUNICIPAL OBLIGATIONS		199,834,824

TOTAL INVESTMENTS
(Cost $199,834,824) † — 96.1%		199,834,824
OTHER ASSETS AND LIABILITIES, NET — 3.9%		8,194,200
NET ASSETS — 100.0%		$208,029,024

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of January 31, 2016, all the investments are classified as Level 2 in accordance with the authoritative guidance on fair value measurements, and disclosure under U.S. GAAP. For the period ended January 31, 2016, there have been no transfers, between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 35.5%
BANKS — 7.0%
Caisse Centrale Desjardins
0.43%, 2/9/16 (A)(B)	$3,000,000	$2,999,720
0.40%, 3/1/16 (A)(B)	1,000,000	999,678
Commonwealth Bank of Australia
0.37%, 3/2/16 (A)	2,000,000	1,999,383
0.55%, 4/13/16 (A)	1,000,000	998,910
0.63%, 6/6/16 (A)(B)	1,000,000	997,795
		7,995,486
INDUSTRIAL & OTHER COMMERCIAL PAPER — 28.5%
CDP Financial
0.35%, 2/19/16 (A)	2,000,000	1,999,650
0.66%, 5/16/16 (A)	1,000,000	998,075
0.80%, 7/8/16 (A)	1,000,000	996,489
Export Development Canada
0.64%, 6/21/16 (A)	1,000,000	997,493
Harvard University
0.30%, 2/23/16 (A)	2,000,000	1,999,634
Johnson & Johnson
0.30%, 2/8/16 (A)	2,000,000	1,999,883
0.30%, 2/25/16 (A)	2,000,000	1,999,600
Northwestern University
0.32%, 2/11/16 (A)	1,000,000	999,911
0.35%, 2/25/16 (A)	3,000,000	2,999,300
Ontario Teacher Financial Trust
0.38%, 2/22/16 (A)	2,000,000	1,999,557
0.60%, 3/28/16 (A)	1,000,000	999,067
0.62%, 4/20/16 (A)	600,000	599,184
Province of British Columbia
0.47%, 3/16/16 (A)	1,000,000	999,426
PSP Capital
0.28%, 2/2/16 (A)	1,000,000	999,992
0.47%, 2/10/16 (A)	1,000,000	999,882
0.38%, 3/2/16 (A)	1,000,000	999,683
Total Capital Canada
0.55%, 4/14/16 (A)	1,000,000	998,895
Trinity Health
0.39%, 2/2/16 (A)	1,000,000	999,989
University of California
0.20%, 2/18/16 (A)	3,000,000	2,999,717
University of Virginia
0.32%, 2/10/16 (A)	745,000	744,940
Yale University
0.35%, 2/8/16 (A)	1,000,000	999,932
0.19%, 2/17/16 (A)	3,000,000	2,999,747
0.18%, 2/19/16 (A)	500,000	499,955
		32,830,001
TOTAL COMMERCIAL PAPER		40,825,487
MUNICIPAL OBLIGATIONS — 18.6%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.01%, 2/4/16 (C)	2,750,000	2,750,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/1/16 (C)	1,700,000	1,700,000
Michigan State University, Board of Trustee, TECP
0.37%, 3/17/16	1,000,000	1,000,000
0.38%, 3/22/16	1,000,000	1,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/4/16 (C)	2,000,000	2,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.01%, 2/3/16 (C)	500,000	500,000
Philadelphia, TECP
0.60%, 4/6/16	1,000,000	1,000,000
Princeton University, TECP
0.18%, 2/17/16	800,000	800,000
Providence Health & Services, TECP
0.40%, 3/15/16	2,000,000	2,000,000
0.37%, 3/17/16	1,000,000	1,000,000
0.38%, 3/23/16	1,000,000	1,000,000
San Francisco, Public Utilities Commission, TECP
0.44%, 3/30/16	1,000,000	1,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/3/16 (C)	300,000	300,000
University of California, Ser Z-2, RB
0.35%, 2/4/16 (C)	1,000,000	1,000,000
University of Minnesota, TECP
0.33%, 2/23/16	2,000,000	2,000,000
0.37%, 3/17/16	1,000,000	1,000,000
University of Texas, Financing System Project, Ser B, RB
0.01%, 2/4/16 (C)	400,000	400,000
University of Texas, TECP
0.19%, 2/3/16	1,000,000	1,000,000

TOTAL MUNICIPAL OBLIGATIONS		21,450,000
CERTIFICATES OF DEPOSIT — 8.7%
Bank of Montreal
0.64%, 2/1/16	1,000,000	1,000,056
Canadian Imperial Bank of Commerce
0.93%, 10/31/16	1,000,000	1,000,000
1.08%, 12/13/16	500,000	500,044
National Bank of Canada NY
0.63%, 2/13/16	1,500,000	1,500,170
0.47%, 2/24/16	1,000,000	1,000,000
0.59%, 6/3/16	2,000,000	2,000,068
U.S. Bank of Cincinnati
0.54%, 4/21/16	1,000,000	1,000,000
0.73%, 7/21/16	1,000,000	1,000,000
Westpac Banking
0.64%, 5/31/16	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		10,000,338

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 5.8%
BANKS — 4.5%
Bank of Montreal
0.72%, 2/16/16 (D)	$1,000,000	$1,000,000
1.14%, 4/15/16 (D)	780,000	781,351
Bank of Nova Scotia
0.87%, 2/1/16 (D)	1,000,000	1,000,000
1.38%, 7/15/16	149,000	149,326
Canadian Imperial Bank of Commerce
0.61%, 2/15/16 (D)	1,000,000	1,000,171
1.14%, 4/18/16 (D)	245,000	245,459
Royal Bank of Canada MTN
0.85%, 3/8/16	980,000	980,282
		5,156,589
FINANCIALS — 0.4%
Partisan Property
0.35%, 2/3/16 (D)	489,950	489,950

INFORMATION TECHNOLOGY — 0.9%
Apple
0.45%, 5/3/16	1,000,000	1,000,221

TOTAL CORPORATE OBLIGATIONS		6,646,760
REGIONAL GOVERNMENT OBLIGATIONS — 5.2%
Export Development Canada
0.63%, 12/15/16 (A)	100,000	99,839
Hydro-Quebec
2.00%, 6/30/16 (A)	559,000	561,709
International Bank for Reconstruction & Development MTN
2.13%, 3/15/16 (A)	500,000	500,938
5.00%, 4/1/16 (A)	2,804,000	2,825,088
Province of British Columbia
2.10%, 5/18/16 (A)	275,000	276,208
Province of Ontario Canada
2.30%, 5/10/16 (A)	335,000	336,439
1.00%, 7/22/16 (A)	530,000	530,478
1.60%, 9/21/16 (A)	528,000	530,276
Province of Quebec Canada
5.13%, 11/14/16 (A)	287,000	296,521

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		5,957,496
U.S. TREASURY OBLIGATION — 4.4%
U.S. Treasury Bill
0.25%, 2/18/16	5,000,000	4,999,408

TOTAL U.S. TREASURY OBLIGATION		4,999,408
U.S. GOVERNMENT AGENCY OBLIGATION — 4.3%
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 4.3%
0.29%, 2/29/16 (A)	5,000,000	4,998,892

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		4,998,892
REPURCHASE AGREEMENTS — 17.5%
Counterparty: Bank of Nova Scotia
0.35% dated 1/29/16, due 2/1/16
in the amount of $15,135,441, fully collateralized by U.S. Government obligations, par value $150,000 - $14,693,000, coupon range 1.00% - 2.95%, maturity range 9/29/17 - 7/13/23, value $15,438,551	15,135,000	15,135,000
Counterparty: RBC Capital Markets
0.29% dated 1/29/16, due 2/1/16
in the amount of $5,000,121, fully collateralized by U.S. Treasury obligations, par value $2,022,500 - $3,013,600, coupon range 1.38% - 1.50%, maturity range 9/30/18 - 5/31/20, value $5,100,077	5,000,000	5,000,000
TOTAL REPURCHASE AGREEMENTS		20,135,000

TOTAL INVESTMENTS
(Cost $115,013,381)†— 100.0%		115,013,381
OTHER ASSETS AND LIABILITIES, NET — 0.0%		49,658
NET ASSETS — 100.0%		$115,063,039

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2016, these securities amounted to $4,997,193 or 4.34% of net assets of the Fund. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(C)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2016. Date shown is the date on which the Fund can unconditionally demand payment.
(D)	Variable rate security. The rate shown is the current rate on January 31, 2016. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax

EFA — Education Facilities Authority

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 98.1%
ALASKA — 0.9%
Valdez, Marine Terminal, Exxon Mobil Project, RB
0.01%, 2/1/16 (A)	$200,000	$200,000
Valdez, Marine Terminal, Exxon Pipeline Project, Ser A, RB
0.01%, 2/1/16 (A)	335,000	335,000
		535,000
ARIZONA — 0.5%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/1/16 (A)	300,000	300,000

CALIFORNIA — 15.8%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.01%, 2/4/16 (A)	2,500,000	2,500,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.01%, 2/3/16 (A)	400,000	400,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/1/16 (A)	775,000	775,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.01%, 2/1/16 (A)	1,000,000	1,000,000
California State, TECP
0.05%, 2/4/16	1,500,000	1,500,000
California Statewide Communities Development Authority, John Muir Health Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/1/16 (A)	200,000	200,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.01%, 2/3/16 (A)	2,500,000	2,500,000
San Jose, Finance Authority, TECP
0.06%, 2/16/16	1,000,000	1,000,000
		9,875,000
GEORGIA — 1.3%
Georgia State, Ser A, GO
5.00%, 7/1/16	500,000	509,933
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.01%, 2/3/16 (A)	300,000	300,000
		809,933
ILLINOIS — 3.0%
Illinois State, EFA, TECP
0.10%, 4/7/16	300,000	300,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.01%, 2/4/16 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/3/16 (A)	500,000	500,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.01%, 2/3/16 (A)	600,000	600,000
		1,850,000
INDIANA — 0.5%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.01%, 2/4/16 (A)	300,000	300,000

IOWA — 1.4%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/4/16 (A)	905,000	905,000

KENTUCKY — 0.6%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/3/16 (A)	400,000	400,000

MARYLAND — 3.1%
Johns Hopkins University, RANS
0.06%, 3/3/16	1,000,000	1,000,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.13%, 3/1/16 (A)	910,000	910,000
		1,910,000
MASSACHUSETTS — 4.0%
Boston, Water and Sewer System, TECP
0.12%, 5/17/16	500,000	500,000
Commonwealth of Massachusetts, Ser A, GO
2.00%, 4/27/16	200,000	200,884
Commonwealth of Massachusetts, Ser B, GO
2.00%, 5/25/16	200,000	201,150
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.01%, 2/1/16 (A)	1,400,000	1,400,000
Massachusetts State, HEFA, TECP
0.04%, 4/5/16	200,000	200,000
		2,502,034
MICHIGAN — 3.4%
Michigan State, Hospital Financing Authority, TECP
0.09%, 4/5/16	1,400,000	1,400,000
University of Michigan, Ser D-2, RB
0.01%, 2/4/16 (A)	200,000	200,000
University of Michigan, TECP
0.03%, 2/5/16	500,000	500,000
		2,100,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MINNESOTA — 5.0%
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.01%, 2/3/16 (A)	$600,000	$600,000
University of Minnesota, TECP
0.02%, 2/3/16	2,000,000	2,000,000
0.05%, 4/4/16	500,000	500,000
		3,100,000
MISSISSIPPI — 3.2%
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.01%, 2/1/16 (A)	500,000	500,000
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.01%, 2/1/16 (A)	490,000	490,000
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
0.01%, 2/1/16 (A)	720,000	720,000
Mississippi State, Business Financial, Chevron USA Project, Ser G, RB
0.01%, 2/1/16 (A)	105,000	105,000
Mississippi State, Business Financial, Chevron USA Project, Ser L, RB
0.01%, 2/1/16 (A)	200,000	200,000
		2,015,000
MISSOURI — 2.6%
Board of Curators of the University of Missouri, TECP
0.04%, 4/4/16	1,640,000	1,640,000

NEW MEXICO — 1.7%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/4/16 (A)	1,050,000	1,050,000

NEW YORK — 20.6%
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/3/16 (A)	1,000,000	1,000,000
Nassau, Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/5/16 (A)	1,200,000	1,200,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.01%, 2/1/16 (A)	600,000	600,000
NYC, Ser G, GO
5.00%, 8/1/16	1,000,000	1,023,645
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 2/1/16 (A)	600,000	600,000
NYS, Dormitory Authority, Ser E, RB
5.00%, 2/15/16	200,000	200,366
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.01%, 2/3/16 (A)	800,000	800,000
NYS, Power Authority, Ser A, RB, (LIQ: Bank of Nova Scotia)
0.14%, 3/1/16 (A)	2,000,000	2,000,000
NYS, Urban Development Corporation, Ser C, RB
5.00%, 3/15/16	1,840,000	1,850,386
Port Authority of New Jersey and New York, TECP
0.07%, 3/9/16	2,400,000	2,400,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/1/16 (A)	1,200,000	1,200,000
		12,874,397
OHIO — 1.7%
Franklin County, Health Care Facilities, RB
3.00%, 5/15/16	100,000	100,755
Franklin County, Ohio Health Corp Project, Ser C, RB
0.05%, 2/4/16 (A)	500,000	500,000
Ohio State, Ser K, GO
5.00%, 5/1/16	300,000	303,537
Ohio State, Ser L, GO
5.00%, 5/1/16	125,000	126,459
		1,030,751
OREGON — 1.7%
Clackamas County Hospital Facility Authority, Legacy Health Systems Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.01%, 2/3/16 (A)	1,050,000	1,050,000

PENNSYLVANIA — 2.0%
Pennsylvania State University, Ser B, RB
0.29%, 6/1/16 (A)	1,235,000	1,235,000

TENNESSEE — 3.2%
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.02%, 2/3/16 (A)(B)	2,000,000	2,000,000

TEXAS — 10.7%
Dallas Area Rapid Transit, TECP
0.04%, 3/2/16	1,000,000	1,000,000
0.08%, 3/15/16	1,000,000	1,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.01%, 2/1/16 (A)	500,000	500,000
Harris County, IDC, Exxon Project, AMT, RB
0.01%, 2/1/16 (A)	800,000	800,000
Harris County, Ser B, GO
4.00%, 10/1/16	200,000	204,935
Houston, TRAN
1.00%, 6/30/16	500,000	501,455
Lower Neches Valley Authority, IDC, RB
0.01%, 2/1/16 (A)	300,000	300,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.01%, 2/3/16 (A)	500,000	500,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Texas, Financing System Project, Ser B, RB
0.01%, 2/4/16 (A)	$600,000	$600,000
University of Texas, TECP
0.05%, 4/5/16	300,000	300,000
0.07%, 6/3/16	1,000,000	1,000,000
		6,706,390
VIRGINIA — 5.6%
Norfolk, IDA, TECP
0.04%, 2/3/16	1,500,000	1,500,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
0.03%, 2/3/16 (A)	200,000	200,000
University of Virginia, TECP
0.01%, 2/3/16	1,200,000	1,200,000
0.02%, 2/24/16	600,000	600,000
		3,500,000
WASHINGTON — 1.4%
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.06%, 2/4/16 (A)	300,000	300,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/16 (A)(B)	600,000	600,000
		900,000
WISCONSIN — 3.2%
Wisconsin State, TECP
0.05%, 2/2/16	1,000,000	1,000,000
0.05%, 2/4/16	1,000,000	1,000,000
		2,000,000
WYOMING — 1.0%
Lincoln County, Ser C, AMT, RB
0.01%, 2/1/16 (A)	600,000	600,000

TOTAL MUNICIPAL OBLIGATIONS		61,188,505

TOTAL INVESTMENTS
(Cost $61,188,505)† — 98.1%		61,188,505
OTHER ASSETS AND LIABILITIES, NET — 1.9%		1,192,920
NET ASSETS — 100.0%		$62,381,425

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2016. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

DFA — Developmental Finance Authority

EFA — Education Facilities Authority

GO — General Obligation

HEFA — Health and Education Facilities Authority

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RANS — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.7%
FANNIE MAE — 4.2%
5.00%, 3/15/16 (A)	$12,000,000	$12,066,966
2.25%, 3/15/16 (A)	16,725,000	16,764,063
0.50%, 3/30/16 (A)	9,261,000	9,263,426
2.38%, 4/11/16 (A)	11,917,000	11,965,582
		50,060,037
FANNIE MAE, DISCOUNT NOTE — 3.5%
0.18%, 2/10/16 (A)(B)	8,750,000	8,749,617
0.28%, 5/4/16 (A)(B)	15,000,000	14,989,344
0.37%, 5/11/16 (A)(B)	12,500,000	12,487,153
0.58%, 8/15/16 (A)(B)	6,000,000	5,981,053
		42,207,167
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 5.8%
0.26%, 2/1/16 (B)	5,000,000	5,000,000
0.20%, 2/2/16 (B)	12,500,000	12,499,931
0.32%, 5/4/16 (B)	20,000,000	19,983,467
0.38%, 6/7/16 (B)	10,000,000	9,986,594
0.57%, 8/2/16 (B)	10,000,000	9,971,025
0.45%, 12/14/16 (C)	12,000,000	11,999,470
		69,440,487
FEDERAL HOME LOAN BANK — 5.9%
0.40%, 5/12/16 (C)	25,000,000	25,000,000
0.49%, 9/23/16 (C)	25,000,000	25,000,000
0.51%, 10/19/16 (C)	20,000,000	20,000,000
		70,000,000
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 18.1%
0.18%, 2/16/16 (B)	25,000,000	24,998,125
0.23%, 2/19/16 (B)	25,000,000	24,997,125
0.29%, 2/29/16 (B)	35,000,000	34,992,242
0.24%, 3/2/16 (B)	45,000,000	44,991,000
0.54%, 6/21/16 (B)	25,000,000	24,947,125
0.54%, 6/28/16 (B)	25,000,000	24,944,500
0.08%, 7/20/16 (B)	35,000,000	34,904,139
		214,774,256
FREDDIE MAC — 0.2%
0.50%, 5/13/16 (A)	490,000	490,130
2.50%, 5/27/16 (A)	571,000	574,431
2.00%, 8/25/16 (A)	800,000	806,721
		1,871,282
FREDDIE MAC, DISCOUNT NOTE — 16.0%
0.17%, 2/4/16 (A)(B)	20,000,000	19,999,717
0.12%, 2/9/16 (A)(B)	150,000	149,996
0.13%, 2/10/16 (A)(B)	7,100,000	7,099,769
0.18%, 2/19/16 (A)(B)	15,000,000	14,998,687
0.21%, 2/25/16 (A)(B)	2,500,000	2,499,650
0.23%, 3/18/16 (A)(B)	15,000,000	14,995,592
0.27%, 4/5/16 (A)(B)	25,000,000	24,988,000
0.32%, 4/6/16 (A)(B)	25,000,000	24,985,556
0.91%, 5/6/16 (A)(B)	35,000,000	34,963,979
0.40%, 6/3/16 (A)(B)	25,000,000	24,965,834
0.50%, 7/7/16 (A)(B)	20,000,000	19,956,389
		189,603,169
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		637,956,398

U.S. TREASURY OBLIGATIONS — 24.0%
U.S. Treasury Bills
0.13%, 2/4/16 (B)	125,000,000	124,998,646
0.19%, 2/11/16 (B)	110,000,000	109,994,073
0.25%, 2/18/16 (B)	50,000,000	49,994,074
TOTAL U.S. TREASURY OBLIGATIONS		284,986,793
COMMERCIAL PAPER — 2.7%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 2.7%
Army & Air Force
0.37%, 2/24/16 (B)	12,500,000	12,497,045
0.38%, 3/1/16 (B)	20,000,000	19,993,878
TOTAL COMMERCIAL PAPER		32,490,923
REPURCHASE AGREEMENTS — 19.6%
Counterparty: Bank of Nova Scotia
0.35% dated 1/29/16, due 2/1/16
in the amount of $212,565,200, fully collateralized by U.S. Government obligations, par value $13,446,000 - $77,391,000, coupon range 1.00% - 7.25%, maturity range 2/15/18 - 11/15/30, value $216,817,487	212,559,000	212,559,000
Counterparty: RBC Capital Markets
0.29% dated 1/29/16, due 2/1/16
in the amount of $20,000,483, fully collateralized by U.S. Treasury obligations, par value $5,047,300 - $15,083,100, coupon range 1.38% - 1.50%, maturity range 9/30/18 - 5/31/20, value $20,400,061	20,000,000	20,000,000
TOTAL REPURCHASE AGREEMENTS		232,559,000

TOTAL INVESTMENTS
(Cost $1,187,993,114)† — 100.0%		1,187,993,114
OTHER ASSETS AND LIABILITIES, NET — 0.0%		277,244
NET ASSETS — 100.0%		$1,188,270,358

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2016. Date shown represents the final maturity date.

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments

January 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 71.9%
U.S. Treasury Bills
0.13%, 2/4/16 (A)	$125,000,000	$124,998,606
0.24%, 2/18/16 (A)	125,000,000	124,985,905
0.22%, 2/25/16 (A)	75,000,000	74,989,226
0.33%, 5/26/16 (A)	50,000,000	49,946,733
0.29%, 6/23/16 (A)	55,000,000	54,937,437
0.39%, 7/21/16 (A)	50,000,000	49,907,612
0.42%, 7/28/16 (A)	35,000,000	34,928,182
0.39%, 8/18/16 (A)	40,000,000	39,891,794
TOTAL U.S. TREASURY OBLIGATIONS		554,585,495
REPURCHASE AGREEMENTS — 28.1%
Counterparty: Bank of Nova Scotia
0.34% dated 1/29/16, due 2/1/16
in the amount of $136,572,869, fully collateralized by U.S. Treasury obligations, par value $20,697,938 - $60,728,400, coupon range 0.63% - 2.13%, maturity range 11/30/17 - 6/30/22, value $139,304,328	136,569,000	136,569,000
Counterparty: RBC Capital Markets
0.29% dated 1/29/16, due 2/1/16
in the amount of $80,001,933, fully collateralized by U.S. Treasury obligations, par value $10,298,400 - $49,903,000, coupon range 0.88% - 3.63%, maturity range 12/31/16 - 8/15/43, value $81,600,067	80,000,000	80,000,000
TOTAL REPURCHASE AGREEMENTS		216,569,000

TOTAL INVESTMENTS
(Cost $771,154,495)† — 100.0%		771,154,495
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(194,202)
NET ASSETS — 100.0%		$770,960,293

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

Date: March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

Date: March 28, 2016

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Date: March 28, 2016

* Print the name and title of each signing officer under his or her signature.